Revenue - Contract Balances (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of In-Progress Contracts
(a)	Details of outstanding contracts as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Accumulated cost	￦	29,168,745	30,691,333
Accumulated contract profit		2,262,854	2,462,231
Accumulated contract loss		(1,262,933)	(1,244,787)
Accumulated contract revenue		30,168,666	31,908,777

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work
(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	2020		2021
Unbilled due from customers for contract work	￦	941,793	1,027,039
Due to customers for contract work		(629,399)	(813,207)

	￦	312,394	213,832

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss
(c)
Due to the factors causing the cost variation for the years ended December 31, 2020 and 2021, the estimated total contract costs have changed. Details of changes in estimated total contract costs and the impact on profit before income taxes for the years ended December 31, 2020, 2021 and future periods are as follows:

(in millions of Won)	2020		2021
Changes in total contract revenues	￦	325,945	862,660
Changes in estimated total contract costs		180,065	659,613
Changes in profit before income taxes of construction contract :
- Current period		40,743	116,340
- Future periods		105,137	86,707

Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs	The significant assumptions including uncertainty of the estimate of total contract costs are as follows:
Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Summary of Expected Revenue In Relation To Performance Obligations
(e)	As of December 31, 202 1 , revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2022		2023	2024	After 2025	Total
Expected Revenue	￦	6,091,326	5,526,530	4,081,693	1,723,443	17,422,992